SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment, Net - Additional Information (Details)	12 Months Ended
Dec. 31, 2020
Minimum | Building and Building Improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	20 years
Minimum | Machinery and equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Minimum | Software and Software Development Costs
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Maximum | Building and Building Improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	50 years
Maximum | Machinery and equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	15 years
Maximum | Software and Software Development Costs
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years